Interest expense and other financial income & expense (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of components of interest expense
Interest expense

($ millions)	2025	2024	2023
Interest expense on financial debts	(169)	(165)	(162)
Interest expense from discounting long-term liabilities	(12)	(8)	(10)
Interest expense on lease liabilities	(23)	(19)	(17)
Total interest expense	(204)	(192)	(189)

Disclosure of components of other financial income & expense
Other financial income & expense

($ millions)	2025	2024	2023
Interest income	74	84	45
Other financial expense	(12)	(12)	(11)
Monetary (loss)/gain from hyperinflation accounting	(2)	1	(13)
Currency result, net	(38)	(30)	(39)
Total other financial income & expense	22	43	(18)